CAPITAL SECURITIES	6 Months Ended
Jun. 30, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
CAPITAL SECURITIES	CAPITAL SECURITIES
The partnership has the following capital securities outstanding as of June 30, 2021 and December 31, 2020:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2021	Dec. 31, 2020
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$593	$586
Series 2	24,000,000	6.50%	559	555
Series 3	24,000,000	6.75%	542	538
Brookfield Office Properties Inc. (“BPO”) Class B Preferred Shares:
Series 1(1)	3,600,000	70% of bank prime	—	—
Series 2(1)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	842,534	5.25%	21	21
Series 2	556,746	5.75%	11	11
Series 3	789,092	5.00%	16	16
Series 4	594,994	5.20%	12	12
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	—	249
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	5,600,000	5.00%	142	142
BSREP II Vintage Estate Partners LLC ("Vintage Estate") Preferred Shares	10,000	5.00%	40	40
Capital Securities – Fund Subsidiaries			870	863
Total capital securities			$2,806	$3,033

Current			655	649
Non-current			2,151	2,384
Total capital securities			$2,806	$3,033
(1)BPO Class B Preferred Shares, Series 1 and 2 capital securities are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

Cumulative preferred dividends on the BOP Split Senior Preferred Shares are payable quarterly, as and when declared by BOP Split. On April 6, 2021, BOP Split declared quarterly dividends payable for the BOP Split Senior Preferred Shares.

Capital securities includes nil at June 30, 2021 (December 31, 2020 - $249 million) of preferred equity interests held by a third party investor in Manufactured Housing which have been classified as a liability, rather than as a non-controlling interest, due to the fact the holders are entitled to distributions equal to their capital balance plus 9% annual return payable in monthly distributions until maturity in December 2025. The capital securities were redeemed in the second quarter of 2021.

Capital securities also includes $142 million at June 30, 2021 (December 31, 2020 - $142 million) of preferred equity interests held by a third party investor in Rouse which have been classified as a liability, rather than as a non-controlling interest, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.

Capital securities also includes $40 million at June 30, 2021 (December 31, 2020 - $40 million) of preferred equity interests held by the partnership’s co-investor in Vintage Estate which have been classified as a liability, rather than as non-controlling interest, due to the fact that the preferred equity interests are mandatorily redeemable on April 26, 2023 for cash at an amount equal to the outstanding principal balance of the preferred equity plus any accrued but unpaid dividend.

The Capital Securities – Fund Subsidiaries includes $814 million at June 30, 2021 (December 31, 2020 - $807 million) of equity interests in Brookfield DTLA Holdings LLC (“DTLA”) held by co-investors in DTLA which have been classified as a liability, rather than as non-controlling interest, as holders of these interests can cause DTLA to redeem their interests in the fund for cash equivalent to the fair value of the interests on October 15, 2023, and on every fifth anniversary thereafter. Capital Securities – Fund Subsidiaries are measured at FVTPL.
Capital Securities – Fund Subsidiaries also includes $56 million at June 30, 2021 (December 31, 2020 - $56 million) which represents the equity interests held by the partnership’s co-investor in the D.C. Venture which have been classified as a liability, rather than as non-controlling interest, due to the fact that on June 18, 2023, and on every second anniversary thereafter, the holders of these interests can redeem their interests in the D.C. Venture for cash equivalent to the fair value of the interests.

At June 30, 2021, capital securities includes $39 million (December 31, 2020 - $38 million) repayable in Canadian Dollars of C$49 million (December 31, 2020 - C$49 million).

Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2020	Capital securities redeemed	Fair value changes	Jun. 30, 2021
Capital securities	$3,033	$(248)	$21	$2,806
The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Outstanding, beginning of period	139	139	435,980	439,802
Exchange LP Units exchanged		—	113	169
BPYU Units exchanged	—		5,647	11,580
Distribution Reinvestment Program	—	—	123	998
Issued under unit-based compensation plan	—	—	105	—
LP Units issued	—	—	—	59,497
Repurchase of LP Units	—	—	—	(76,066)
Outstanding, end of period	139	139	441,968	435,980
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Limited Partnership Units of Brookfield Office Properties Exchange LP
(Thousands of units)	Jun. 30, 2021	Dec. 31, 2020
Outstanding, beginning of period	2,714	2,883
Exchange LP Units exchanged(1)	(113)	(169)
Outstanding, end of period	2,601	2,714
(1)Exchange LP Units that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.
The following table presents changes to the BPYU Units from the beginning of the year:

	Class A shares of Brookfield Property REIT Inc.
(Thousands of units)	Jun. 30, 2021	Dec. 31, 2020
Outstanding, beginning of period	39,127	64,025
BPYU Units exchanged(1)	(5,647)	(11,580)
Repurchases of BPYU Units	(842)	(13,396)
BPYU Units vested	377	84
Forfeitures	(6)	(6)
Outstanding, end of period(2)	33,009	39,127
(1)Represents BPYU Units that have been exchanged for LP Units. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of BPYU Units.
(2)In addition, there were 1,882,742 BPYU Units held in treasury as of June 30, 2021.